Description Of Business And Significant Accounting Policies (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 27, 2020
Description Of Business And Significant Accounting Policies [Line Items]
Unevaluated properties	$ 0		$ 0		$ 0	$ 0
Impairment			0	$ 0	0	0
Accounts receivable - current	422,000		422,000		557,000	533,000
Allowance for doubtful accounts	0		0		0	0
Revenue	563,000	$ 1,390,000	1,526,000	$ 2,562,000	4,911,000	5,871,000
Tax [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Accounts receivable - current	130,000		130,000		65,000	129,000	$ 65,000
Accounts receivable - noncurrent	$ 0		0		65,000	130,000
Natural Gas Imbalances [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Revenue			$ 0		$ 0	$ 0